Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,610,436	$ 1,326,871
Less: accumulated depreciation	(704,637)	(573,958)
Exchange differences	(25,731)	14,433
Property and equipment, net	880,068	767,346
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	416,852	394,290
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,753	6,314
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	237,972	193,822
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	260,563	215,109
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	620,212	490,484
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 68,084	$ 26,852